FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                              San Mateo, CA 94403



February 2, 2006


Filed Via EDGAR (CIK #0000893226)
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

      RE:  Franklin Strategic Mortgage Portfolio
           File Nos. 033-53414 and 811-07288

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2006.

Sincerely yours,

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO



/s/ David P. Goss
Senior Associate General Counsel

DPG/jg

cc:  Bruce G. Leto, Esq.